Borrowings	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Borrowings
15.	Borrowings

EUR millions	June 30, 2022	December 31, 2021

Capital funding	1,267	1,292

Operational funding	8,100	8,369

Total borrowings	9,367	9,661
During the first
six-month
period of 2022, the operational funding decreased by EUR 0.3 billion mainly due to a decrease in pre-mortgage
warehouse-related funding.